UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21532

Frank Funds

(Exact name of registrant as specified in charter)

6 Stacy Court

Parsippany, New Jersey 07054

(Address of principal executive offices)

 (Zip code)

Alfred C. Frank

Frank Capital Partners LLC

6 Stacy Court

Parsippany, New Jersey 07054

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Frank Value Fund

AMERICAN EXPRESS COMPANY

Ticker Symbol:AXP	Cusip Number:025816109
Record Date: 2/28/2007	Meeting Date: 4/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	The selection of Pricewaterhousecoopers LLP as our independent registered public accountants for 2007.	For	Issuer	For	With
3	A proposal to approve the American Express Company 2007 incentive compensation plan.	Against	Issuer	For	Against
4	A shareholder proposal relating to cumulative voting for directors.	Against	Stockholder	Against	With

ARCH CAPITAL GROUP LTD.

Ticker Symbol:ACGL	Cusip Number:G0450A105
Record Date: 3/29/2007	Meeting Date: 5/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To approve the Arch Capital Group Ltd. 2007 long term incentive and share award plan as set forth in an appendix to, and as described in, the enclosed proxy statement.	For	Issuer	For	With
3	To approve the Arch Capital Group Ltd. 2007 employee share purchase plan as set forth in an appendix to, and as described in, the enclosed proxy statement.	Against	Issuer	For	Against
5	To appoint Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	Issuer	For	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK.B	Cusip Number:084670207
Record Date: 3/6/2007	Meeting Date: 5/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Shareholder proposal: To approve the shareholder proposal with respect to investments in certain foreign corporations.	Against	Stockholder	Against	With

BEST BUY CO., INC.

Ticker Symbol:BBY	Cusip Number:086516101
Record Date: 4/30/2007	Meeting Date: 6/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending March 1, 2008.	For	Issuer	For	With
3	Approval of an amendment to the Best Buy Co., Inc. 2004 omnibus stock and incentive plan to increase the number of shares subject to the plan to 38 million shares.	Against	Issuer	For	Against

CAREER EDUCATION CORPORATION

Ticker Symbol:CECO	Cusip Number:141665109
Record Date: 3/21/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as the company's independent auditors for the year ending December 31, 2007.	For	Issuer	For	With

CDW CORPORATION

Ticker Symbol:CDWC	Cusip Number:12512N105
Record Date: 4/9/2007	Meeting Date: 6/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of nominee: Michelle L. Collins	For	Issuer	For	With
1B	Election of nominee: Casey G. Cowell	For	Issuer	For	With
1C	Election of nominee: John A. Edwardson	For	Issuer	For	With
1D	Election of nominee: Daniel S. Goldin	For	Issuer	For	With
1E	Election of nominee: Thomas J. Hansen	For	Issuer	For	With
1F	Election of nominee: Donald P. Jacobs	For	Issuer	For	With
1G	Election of nominee: Stephan A. James	For	Issuer	For	With
1H	Election of nominee: Michael P. Krasny	For	Issuer	For	With
1I	Election of nominee: Terry L. Lengfelder	For	Issuer	For	With
1J	Election of nominee: Susan D. Wellington	For	Issuer	For	With
1K	Election of nominee: Brian E. Williams	For	Issuer	For	With
2	Ratification of the audit committee's selection of Pricewaterhousecoopers LLP as CDW's independent registered public accounting firm for 2007.	For	Issuer	For	With

COMPUTER PROGRAMS AND SYSTEMS, INC.

Ticker Symbol:CPSI	Cusip Number:205306103
Record Date: 3/30/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To ratify the appointment of Grant Thornton LLP as independent registered public accountants.	For	Issuer	For	With

DELL INC.

Ticker Symbol:DELL	Cusip Number:24702R101
Record Date: 5/26/2006	Meeting Date: 7/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Ratification of independent auditor.	For	Issuer	For	With
SH1	Global human rights standard.	Against	Stockholder	Against	With
SH2	Declaration of dividend.	Against	Stockholder	Against	With

FREESCALE SEMICONDUCTOR

Ticker Symbol:FSL	Cusip Number:35687M107
Record Date: 10/18/2006	Meeting Date: 11/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To consider and vote on a proposal to adopt the agreement and plan of merger, dated as of September 15, 2006, by and among Freescale Semiconductor, Inc., Firestone Holdings LLC, a Delaware limited liability company, and Firestone Acquisition Corporation, a Delaware corporation and an indirect wholly owned subsidiary of Firestone Holdings LLC.	For	Issuer	For	With
2	To approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt the merger agreement.	For	Issuer	For	With

INFOSPACE, INC.

Ticker Symbol:INSP	Cusip Number:45678T201
Record Date: 4/5/2007	Meeting Date: 5/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Proposal to ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2007.	For	Issuer	For	With

INTEL CORP.

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/19/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Craig R. Barrett	For	Issuer	For	With
1B	Election of director: Charlene Barshefsky	For	Issuer	For	With
1C	Election of director: Susan L. Decker	For	Issuer	For	With
1D	Election of director: D. James Guzy	For	Issuer	For	With
1E	Election of director: Reed E. Hundt	For	Issuer	For	With
1F	Election of director: Paul S. Otellini	For	Issuer	For	With
1G	Election of director: James D. Plummer	For	Issuer	For	With
1H	Election of director: David S. Pottruck	For	Issuer	For	With
1I	Election of director: Jane E. Shaw	For	Issuer	For	With
1J	Election of director: John L. Thornton	For	Issuer	For	With
1K	Election of director: David B. Yoffie	For	Issuer	For	With
2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm.	For	Issuer	For	With
3	Amendment and extension of the 2006 equity incentive plan.	Against	Issuer	For	Against
4	Approval of the 2007 executive officer incentive plan.	For	Issuer	For	With
5	Stockholder proposal requesting limitation on executive compensation.	Against	Stockholder	Against	With

KEMET CORPORATION

Ticker Symbol:KEM	Cusip Number:488360108
Record Date: 6/9/2006	Meeting Date: 7/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	The ratification of the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending March 31, 2007.	For	Issuer	For	With

LABOR READY, INC.

Ticker Symbol:LRW	Cusip Number:505401208
Record Date: 3/29/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 28, 2007.	For	Issuer	For	With

LIBERTY GLOBAL, INC.

Ticker Symbol:LBTYA	Cusip Number:530555101
Record Date: 4/26/2007	Meeting Date: 6/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Auditors ratification	For	Issuer	For	With

MEADE INSTRUMENTS

Ticker Symbol:MEAD	Cusip Number:583062104
Record Date: 12/1/2006	Meeting Date: 1/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
3	Ratification of appointment of Moss Adams LLP as the company's independent registered public accounting firm.	For	Issuer	For	With
4	Approval of Muellner stand-alone option grant.	For	Issuer	For	With
5	Amendment to the 1997 stock incentive plan.	For	Issuer	For	With
2	Amendments to the certificate of incorporation to declassify the board, to eliminate the provision limiting the removal of directors to only ''for cause'' removal and to eliminate references to series A and series B common stock.	For	Issuer	For	With

MICROSOFT CORP.

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/8/2006	Meeting Date: 11/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: William H. Gates III	For	Issuer	For	With
1B	Election of director: Steven A. Ballmer	For	Issuer	For	With
1C	Election of director: James I. Cash, Jr.	For	Issuer	For	With
1D	Election of director: Dina Dublon	For	Issuer	For	With
1E	Election of director: Raymond V. Gilmartin	For	Issuer	For	With
1F	Election of director: David F. Marquardt	For	Issuer	For	With
1G	Election of director: Charles H. Noski	For	Issuer	For	With
1H	Election of director: Helmut Panke	For	Issuer	For	With
1I	Election of director: Jon A. Shirley	For	Issuer	For	With
2	Ratification of the selection of Deloitte & Touche LLP as the company's independent auditor.	For	Issuer	For	With
3	Shareholder Proposal - Restriction on selling products and services to foreign governments.	Against	Stockholder	Against	With
4	Shareholder Proposal - Sexual orientation in equal employment opportunity policy.	Against	Stockholder	Against	With
5	Shareholder Proposal - Hiring of proxy advisor.	Against	Stockholder	Against	With

MIRANT CORPORATION

Ticker Symbol:MIR	Cusip Number:60467R100
Record Date: 3/16/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of appointment of KPMG LLP as independent auditor for 2007.	For	Issuer	For	With

PINNACLE AIRLINES CORP.

Ticker Symbol:PNCL	Cusip Number:723443107
Record Date: 3/22/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment by the audit committee of the board of directors of Ernst & Young LLP as principal independent auditors for 2007.	For	Issuer	For	With

QUEST DIAGNOSTICS

Ticker Symbol:DGX	Cusip Number:74834L100
Record Date: 3/12/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Proposal to ratify the selection of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2007.	For	Issuer	For	With

TEMPUR-PEDIC INTERNATIONAL, INC.

Ticker Symbol:TPX	Cusip Number:88023U101
Record Date: 3/21/2007	Meeting Date: 5/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent auditors.	For	Issuer	For	With

THERMADYNE HOLDINGS CORP.

Ticker Symbol:THMD	Cusip Number:883435307
Record Date: 9/21/2006	Meeting Date: 10/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Proposal to ratify the appointment of KPMG LLP	For	Issuer	For	With

TRUE RELIGION APPAREL, INC.

Ticker Symbol:TRLG	Cusip Number:89784N104
Record Date: 3/30/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To ratify the appointment of Stonefield Josephson, Inc. as our independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	Issuer	For	With

TYCO INTERNATIONAL LTD.

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/12/2007	Meeting Date: 3/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Re-appointment of Deloitte & Touche LLP as Tyco's independent auditors and authorization for the audit committee of the board of directors to set the auditors' remuneration.	For	Issuer	For	With

TYCO INTERNATIONAL LTD.

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/12/2007	Meeting Date: 3/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Approval of reverse stock split of the company's common shares at a split ratio of 1 for 4.	For	Issuer	For	With
1B	Approval of consequential amendment to the company's amended and restated bye-laws.	For	Issuer	For	With

USG CORPORATION

Ticker Symbol:USG	Cusip Number:903293405
Record Date: 3/12/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accountants for the year ending December 31, 2007.	For	Issuer	For	With

VIAD CORP.

Ticker Symbol:VVI	Cusip Number:92552R406
Record Date: 3/23/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Isabella Cunningham	For	Issuer	For	With
1B	Election of director: Jess Hay	For	Issuer	For	With
1C	Election of director: Albert M. Teplin	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accountants for 2007.	For	Issuer	For	With
3	Proposal to approve the 2007 Viad Corp. omnibus incentive plan.	Against	Issuer	For	Against

WAL-MART

Ticker Symbol:WMT	Cusip Number:931142103
Record Date: 4/5/2007	Meeting Date: 6/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent accountants.	For	Issuer	For	With
3	Charitable Contributions Report	Against	Stockholder	Against	With
4	Universal Health Care Policy	Against	Stockholder	Against	With
5	Pay-for-Superior-Performance	Against	Stockholder	Against	With
6	Equity Compensation Glass Ceiling	Against	Stockholder	Against	With
7	Compensation Disparity	Against	Stockholder	Against	With
8	Business Social Responsibility Report	Against	Stockholder	Against	With
9	Executive Compensation Vote	Against	Stockholder	Against	With
10	Political Contributions Report	Against	Stockholder	Against	With
11	Social and Reputation Impact Report	Against	Stockholder	Against	With
12	Cumulative Voting	Against	Stockholder	Against	With
13	Qualifications for Director Nominees	Against	Stockholder	Against	With

WASHINGTON GROUP INTERNATIONAL, INC

Ticker Symbol:WNG	Cusip Number:938862208
Record Date: 3/21/2007	Meeting Date: 5/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Proposal to ratify the audit review committee's appointment of Deloitte & Touche LLP as independent auditor.	For	Issuer	For	With
3	Proposal to approve an amendment to the certificate of incorporation to allow for election of directors by a majority vote.	For	Issuer	For	With
4	Stockholder proposal to request that the board of directors take steps necessary to provide for cumulative voting in the election of directors.	For	Stockholder	Against	Against

WESTERN UNION COMPANY

Ticker Symbol:WU	Cusip Number:959802109
Record Date: 3/12/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Approval of the Western Union Company 2006 long-term incentive plan.	Against	Issuer	For	Against
3	Approval of the Western Union Company senior executive annual incentive plan.	For	Issuer	For	With
4	Ratification of selection of auditors	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Alfred C. Frank

* Alfred C. Frank

President

By /s/Brian J. Frank

* Brian J. Frank

Treasurer

Date: August 16, 2007

*Print the name and title of each signing officer under his or her signature.